Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

2. EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share from continuing operations attributable to Axiall is based on the weighted-average number of common shares outstanding during the years ended December 31, 2015, 2014 and 2013. Diluted earnings (loss) per share from continuing operations attributable to Axiall is based on the weighted-average number of common shares outstanding during the years ended December 31, 2015, 2014 and 2013, adjusted for the dilutive effect of employee share-based compensation and other share-based compensation awards.

Due to the net loss from continuing operations in the year ended December 31, 2015, common stock equivalents of 0.4 million shares were excluded from the computation of diluted earnings (loss) per share due to their anti-dilutive effect. Certain of our restricted stock units participate in dividend distributions; however, the distributions for these restricted stock units do not have a material impact on our earnings (loss) per share calculation.

The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted earnings (loss) per share from continuing operations attributable to Axiall and discontinued operations for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(Amounts in millions)	2015	2014	2013
Numerator
Income (loss) from continuing operations	$(843.8)	$78.0	$192.2
Less net income (loss) attributable to noncontrolling interest	(20.7)	3.9	2.7

Income (loss) from continuing operations attributable to Axiall	(823.1)	74.1	189.5
Income (loss) from discontinued operations	6.7	(27.8)	(24.2)

Consolidated net income (loss) attributable to Axiall	$(816.4)	$46.3	$165.3

Denominator
Weighted average common shares outstanding, basic	70.4	70.1	67.3
Dilutive impact of stock options and other share-based awards	—	0.5	0.5

Weighted average common shares outstanding, diluted	70.4	70.6	67.8

	Year Ended December 31,
	2015	2014	2013
Basic earnings (loss) per share attributable to Axiall:
Basic earnings (loss) per share from continuing operations attributable to Axiall	$(11.68)	$1.06	$2.82
Basic earnings (loss) per share from discontinued operations	0.09	(0.40)	(0.36)

Basic earnings (loss) per share attributable to Axiall	$(11.59)	$0.66	$2.46

Diluted earnings (loss) per share attributable to Axiall:
Diluted earnings (loss) per share from continuing operations attributable to Axiall	$(11.68)	$1.05	$2.80
Diluted earnings (loss) per share from discontinued operations	0.09	(0.40)	(0.36)

Diluted earnings (loss) per share attributable to Axiall	$(11.59)	$0.65	$2.44